Segmented Information - Schedule of Geographical Areas (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-current assets	$ 31,913	$ 32,802
Canada
Disclosure of geographical areas [line items]
Non-current assets	3,067	3,185
Chile
Disclosure of geographical areas [line items]
Non-current assets	23,581	24,497
United States
Disclosure of geographical areas [line items]
Non-current assets	2,433	2,485
Peru
Disclosure of geographical areas [line items]
Non-current assets	2,565	2,381
Mexico
Disclosure of geographical areas [line items]
Non-current assets	232	219
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 35	$ 35